RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (41,092)	£ (44,384)	£ (45,822)
Active members [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(6,448)	(7,947)
Deferred members [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(14,208)	(15,823)
Pensioners [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(18,885)	(19,014)
Dependants [Member]
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (1,551)	£ (1,600)